Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Expense [Abstract]
Gross interest expense	$ 475	$ 548	$ 540
Capitalized interest	(60)	(70)	(95)
Net interest expense	$ 415	$ 478	$ 445